Accounts Receivable - Unbilled Customer Revenue (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled customer revenues	$ 747	$ 740
Commonwealth Edison Co [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled customer revenues	240	218
PECO Energy Co [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled customer revenues	161	147
Baltimore Gas and Electric Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled customer revenues	171	197
Pepco Holdings LLC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled customer revenues	175	178
Potomac Electric Power Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled customer revenues	82	87
Delmarva Power & Light Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled customer revenues	53	62
Atlantic City Electric Company [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled customer revenues	$ 40	$ 29